As filed with the Securities and Exchange Commission on July 19, 2005
File Nos. 33-73792
811-8270

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.        [   ]
Post-Effective Amendment No. 19  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 22                                          [X]

(Check appropriate box or boxes)

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

601 Union Street, Suite 2801
Seattle, WA 98101
(Address of Principal Executive Offices, including Zip Code)

(206) 464-0400
(Registrant's Telephone Number, including Area Code)

J. Glenn Haber, Chief Executive Officer
Rainier Investment Management, Inc.
601 Union St., Ste. 2801
Seattle, WA 98101
(Name and Address of Agent for Service)

WITH COPY TO:

David A. Hearth
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

It is proposed that this filing will become effective:
☐ Immediately upon filing pursuant to Rule 485 (b)
Ö On July 29, 2005, pursuant to Rule 485(b)
☐ 60 days after filing pursuant to Rule 485(a)(1)
☐ On pursuant to Rule 485(a)(1)
☐ 75 days after filing pursuant to Rule 485(a)(2)
☐ On ____________, pursuant to Rule 485(a)(2)

If appropriate, check the following box:
Ö	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 18 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on May 20, 2005 and pursuant to Rule 485(a)(1) would have become effective on July 22, 2005.

This Post-Effective Amendment No. 19 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 29, 2005 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 19 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant represents that this amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Seattle, State of Washington, on the 19th day of July, 2005.

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

/s/ J. GLENN HABER
J. Glenn Haber
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A has been signed below by the following person in the capacities and on the date indicated.

/s/ J. Glenn Haber	Trustee, Chief Executive Officer	July 19, 2005
J. Glenn Haber	Secretary, Treasurer

/s/John W. O’Halloran	President	July 19, 2005
John W. O’Halloran

Gary L. Sundem*	Trustee	July 19, 2005
Gary L. Sundem

James E. Diamond, Jr.*	Trustee	July 19, 2005
James E. Daimond, Jr.

John W. Ferris*	Trustee	July 19, 2005
John W. Ferris

* By /s/ J. Glenn Haber
J. Glenn Haber, Attorney-in-Fact under powers of attorney filed with Post-Effective Amendment No. 1 to the Registration Statement.